Reportable Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended			24 Months Ended		3 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 segment	Dec. 31, 2013 segment	Jun. 30, 2011	Dec. 31, 2011 Semiconductor Materials [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2013 Inventories [Member]	Dec. 31, 2012 Inventories [Member]	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2013 Solar Wafer Supply Agreement [Member]	Mar. 31, 2013 Solar Wafer Supply Agreement [Member]	Dec. 31, 2013 Earthquake [Member] Semiconductor Materials [Member]	Dec. 31, 2012 Earthquake [Member] Semiconductor Materials [Member]	Dec. 31, 2011 Earthquake [Member] Semiconductor Materials [Member]	Sep. 25, 2012 Solar Wafer Supply Agreement [Member]	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member]	Dec. 31, 2013 Customer [Domain]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 MALAYSIA	Dec. 31, 2012 MALAYSIA
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 3,122.9		$ 2,673.0		$ 3,122.9	$ 2,673.0		$ 3,122.9																				$ 262.4	$ 202.5
Concentration Risk, Percentage																										10.00%	10.00%
Gain (Loss) on Contract Termination		25.0			22.9
Asset Impairment Charges				365.4	48.3	20.0	381.7			7.4	358.0
Number of Reportable Segments							3	2
Charges related to low volumes at solar wafering plant																					27.2
Inventory Write-down				96.7	0	3.4	107.0			14.2	82.5										15.8
Recognition of Deferred Revenue																								37.1
Deferred Revenue	244.7		288.3	0.7	244.7	288.3	0.7	244.7	176.4			242.1		259.1					175.7	0.7
Restructuring Reserve, Accrual Adjustment	(11.5)																								(69.2)
Gain on Receipt of Property Plant and Equipment			31.7		0	31.7	0
Cost of Goods Sold																5.3	5.5	37.4
Goodwill impairment charges				384.1	0	0	440.5			0	384.1	440.5	0
Net insurance proceeds from our business interruption lost profits claim related to the disruption																						4.0	4.0
Legal expenses															$ 8.6